Available-for-sale Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-sale Investments

	2017	2016
	RMB million	RMB million
Listed equity investments, at fair value	693	538
Unlisted equity investments, at cost	107	107

	800	645